Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents (Note 6)	$ 207,110	$ 98,379
Restricted cash (Note 6)	0	1,665
Trade receivables, net (Note 7)	696,841	307,753
Other accounts receivable (Note 8)	210,841	214,091
Related parties (Note 14)	74,187	70,078
Materials and supplies	33,587	43,505
Prepaid expenses	163,649	144,700
Total current assets	1,386,215	880,171
Non-current
Other accounts receivable non-current (Note 8)	63,019	195,473
Property and equipment, net (Note 9)	2,271,299	1,826,132
Right-of-use assets, net (Note 10)	67,205	147,951
Intangible assets (Note 11)	156,458	160,116
Other non-current assets	47,716	56,987
Total non-current assets	2,605,697	2,386,659
Total assets	3,991,912	3,266,830
Short-term
Short-term portion of the financial debt (Note 13)	102,388	64,139
Short-term leases liabilities (Note 10)	22,419	67,143
Trade payables	356,200	350,653
Accounts payable and accrued expenses (Note 15)	588,471	340,744
Related parties (Note 14)	172,409	147,098
Total short-term liabilities	1,241,887	969,777
Long-term
Long-term portion of the financial debt (Note 13)	374,660	12,374
Long-term lease liabilities (Note 10)	60,183	100,436
Employee benefits (Note 22)	74,682	77,390
Deferred income tax (Note 20)	132,060	132,476
Total long-term liabilities	641,585	322,676
Total liabilities	1,883,472	1,292,453
Stockholders' equity (Note 16):
Share capital	2,368,711	2,368,711
Treasury shares	(46,805)	(46,805)
Accumulated results	(939,418)	(1,081,934)
Other components of equity	697,089	705,851
Controlling interest	2,079,577	1,945,823
Non-controlling interest	28,863	28,554
Total stockholders' equity	2,108,440	1,974,377
Total liabilities and stockholders' equity	$ 3,991,912	$ 3,266,830